MAINSTAY VP SERIES FUND, INC.

Supplement dated September 14, 2009 (“Supplement”)
to the Statement of Additional Information dated May 1, 2009 (“SAI”)

This Supplement updates certain information contained in the above-dated SAI for the Portfolios of MainStay VP Series Fund, Inc. (the “Fund”).  You may obtain copies of the Prospectus and the SAI free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

Portfolio Holdings Disclosure

At a meeting held on June 18, 2009, the Fund’s Board of Directors (the “Board”) approved changes with respect to disclosure of portfolio holdings information for the MainStay VP High Yield Corporate Bond Portfolio.  As a result, the first paragraph of the section entitled “Disclosure of Portfolio Holdings” beginning on page 79 of the SAI is hereby deleted and replaced with the following:

The Board has adopted policies and procedures concerning selective disclosure of portfolio holdings of the Fund.  Under these policies, the Manager publicly discloses the complete schedule of each Portfolio’s portfolio holdings (except the MainStay VP High Yield Corporate Bond Portfolio), as reported at month-end, no earlier than 30 days (15 days for the MainStay VP ICAP Select Equity Portfolio) after the end of each month, and will publicly disclose each Portfolio’s top ten holdings, as reported at quarter-end, no earlier than 15 days after the quarter’s end.  Disclosure of the MainStay VP High Yield Corporate Bond Portfolio’s portfolio holdings is made available as of the last day of each calendar quarter, no earlier than 60 days after the end of the reported quarter.  Such information will remain accessible until the next schedule is made publicly available.  You may obtain a copy of a Portfolio’s schedule of portfolio holdings or top ten holdings for the most recently completed period by accessing the information on the Fund’s website at mainstayinvestments.com or by calling the Fund at 800-598-2019.  The Portfolios’ quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

Organizational Changes

At a meeting held on June 23, 2009, the Fund’s Board approved organizational changes for the MainStay VP Capital Appreciation Portfolio, MainStay VP Developing Growth Portfolio, MainStay VP Mid Cap Growth Portfolio, MainStay VP Mid Cap Value Portfolio, MainStay VP Small Cap Growth Portfolio and MainStay VP Total Return Portfolio, the details of which are described below.

MainStay VP Capital Appreciation Portfolio

•
the termination of the Subadvisory Agreement between New York Life Investment Management LLC (“New York Life Investments”) and MacKay Shields LLC (“MacKay Shields”), effective prior to the opening of the U.S. financial markets on June 29, 2009;

•	the appointment of Madison Square Investors LLC (“Madison Square Investors”) as interim subadvisor to the Portfolio, effective at the opening of the U.S. financial markets on June 29, 2009;

•	changing the Portfolio’s investment objective, principal investment strategy, investment process, and principal risks, effective June 29, 2009;

•
a subadvisory agreement between New York Life Investments and Madison Square Investors (the “New Agreement”) reflecting the appointment of Madison Square Investors as the new subadvisor to the Portfolio.  The New Agreement will become effective upon approval by the Portfolio’s shareholders at a special meeting of shareholders expected to be held on or about October 16, 2009.  A proxy statement containing more information about the subadvisor and the New Agreement will be mailed on or about August 26, 2009 to shareholders who owned shares of the Portfolio as of July 27, 2009; and

•	changing the Portfolio’s name to MainStay VP Growth Equity Portfolio, effective on or about November 13, 2009, contingent upon shareholder approval of the New Agreement on or about October 16, 2009.

MainStay VP Developing Growth Portfolio

•
the termination of the Subadvisory Agreement between New York Life Investments and Lord, Abbett & Co. LLC (“Lord Abbett”), effective prior to the opening of the U.S. financial markets on June 29, 2009;

•	the appointment of Epoch Investment Partners, Inc. (“Epoch”) as subadvisor to the Portfolio, effective at the opening of the U.S. financial markets on June 29, 2009;

•	changing the Portfolio’s investment objective, principal investment strategy, investment process, principal risks and primary benchmark index, effective August 14, 2009; and

•	changing the Portfolio’s name from MainStay VP Developing Growth Portfolio to MainStay VP U.S. Small Cap Portfolio, effective on or about November 13, 2009.

MainStay VP Mid Cap Growth Portfolio

•	the termination of the Subadvisory Agreement between New York Life Investments and MacKay Shields, effective prior to the opening of the U.S. financial markets on June 29, 2009;

•	the appointment of Harvey Fram and Migene Kim, officers of New York Life Investments, as portfolio managers of the Portfolio, effective at the opening of the U.S. financial markets on June 29, 2009;

•
changing the Portfolio’s investment objective, principal investment strategy, investment process, principal risks and primary benchmark to more closely align them to those of the MainStay Mid Cap Core Portfolio, effective August 14, 2009; and

•
reorganizing the Portfolio with and into the MainStay VP Mid Cap Core Portfolio, effective on or about November 20, 2009, subject to approval by shareholders of the MainStay VP Mid Cap Growth Portfolio at a special meeting of shareholders expected to be held on or about October 16, 2009.

MainStay VP Mid Cap Value Portfolio

•	the termination of the Subadvisory Agreement between New York Life Investments and MacKay Shields, effective prior to the opening of the U.S. financial markets on June 29, 2009;

•	the appointment of Tony H. Elavia, an officer of New York Life Investments, as portfolio manager of the Portfolio, effective at the opening of the U.S. financial markets on June 29, 2009; and

•
reorganizing the Portfolio with and into the MainStay VP ICAP Select Equity Portfolio, subject to approval by the shareholders of the MainStay VP Mid Cap Value Portfolio at a special meeting of shareholders expected to be held on or about October 16, 2009.

MainStay VP Small Cap Growth Portfolio

•	the termination of the Subadvisory Agreement between New York Life Investments and MacKay Shields, effective as of June 29, 2009;

•	the appointment of Epoch as interim subadvisor to the Portfolio, effective June 29, 2009;

•	changing the Portfolio’s principal investment strategy, investment process and primary benchmark, effective August 14, 2009; and

•	reorganizing the Portfolio with and into the MainStay VP Developing Growth Portfolio, to be completed on or about November 13, 2009.

MainStay VP Total Return Portfolio

•
the appointment, pursuant to the terms of an exemptive order described on page 119 of the Portfolio’s Prospectus, of Epoch as a co-subadvisor to the Portfolio to management the Portfolio’s equity investments, effective at the opening of the U.S. financial markets on June 29, 2009;

•
the appointment of Dan Roberts and Michael Kimble of MacKay Shields, the Portfolio’s existing co-subadvisor, as additional portfolio managers responsible for the overall asset allocation decisions for the Portfolio, as well as portfolio management of fixed income investments, effective at the opening of the U.S. financial markets on June 29, 2009;

•
changing the Portfolio’s prospectus disclosure to reflect Epoch’s global equity yield strategy for equity investments; removing “U.S.” with regard to both equity and fixed income securities; and removing growth securities as a principal risk, effective August 14, 2009;

•	changing the Portfolio’s equity benchmark index from the Russell 1000® Index to the MSCI World Index, effective August 14, 2009; and

•	changing the Portfolio’s name from MainStay VP Total Return Portfolio to MainStay VP Income Builder Portfolio, effective on or about November 13, 2009.

In connection with the organizational changes, unless otherwise stated, the following became effective as of June 29, 2009:

1.	All references to MacKay Shields as subadvisor to the MainStay VP Small Cap Growth Portfolio are hereby replaced with references to Epoch.

2.	All references to MacKay Shields as subadvisor to the MainStay VP Mid Cap Growth Portfolio and MainStay VP Mid Cap Value Portfolio are hereby deleted.

3.	All references to MacKay Shields as subadvisor to the MainStay VP Capital Appreciation Portfolio are hereby replaced with references to Madison Square Investors.

4.	All references to Lord Abbett as subadvisor to the MainStay VP Developing Growth Portfolio are hereby replaced with references to Epoch.

5.	Effective August 14, 2009, the section entitled “Additional Information About the Portfolios” beginning on page 1 of the SAI is revised as follows:

a.	Delete the paragraphs regarding the MainStay VP Mid Cap Growth Portfolio, MainStay VP Mid Cap Value Portfolio and MainStay VP Small Cap Growth Portfolio.

b.	Replacing the paragraphs regarding the MainStay VP Capital Appreciation Portfolio and MainStay VP Total Return Portfolio with the following:

MainStay VP Capital Appreciation Portfolio
In selecting stocks for the Portfolio, the Subadvisor uses several models that attempt to select securities with improving earnings growth characteristics from among the largest publicly traded U.S. large- and mid-capitalization growth stocks within the Russell 1000® Growth Index. Each model uses as inputs the following market analysts, price momentum, free cash flow yield, and a valuation factor, such as price revenues. Each model's return forecast is combined to create a single return forecast for each company in the investment universe. This methodology permits the Subadvisor to evaluate companies compared both to their competitors and to companies in other industries.

The Subadvisor also employs a sell discipline pursuant to which it will typically consider selling a position in a company:
•	If the company's short-term relative performance deteriorates significantly;
•	If the company falls below the median in the Subadvisor's quantitative universe; or
•	If the Subadvisor engages in periodic rebalancing of the Portfolio.

Typically, the Subadvisor intends to invest substantially all of the Portfolio's investable assets in domestic securities, however, the Portfolio is permitted to invest up to 20% of its net assets in foreign securities (those issued by companies organized outside the U.S. and traded in markets outside the U.S.).

MainStay VP Total Return Portfolio
The MainStay VP Total Return Portfolio may invest in common stocks, convertible securities, warrants and fixed-income securities, such as bonds, preferred stocks and other debt obligations, including money market instruments. The Portfolio will also invest in stocks and other equity securities that it believes to be undervalued based upon factors such as ratios of market price to book value, estimated liquidating value and projected cash flow.

The duration of the Portfolio's portfolio will be managed in light of current and projected economic and market conditions and other factors considered relevant by the Subadvisors.

Although the MainStay VP Total Return Portfolio does not intend to seek short-term profits, securities in its portfolio will be sold whenever the Subadvisor believes it is appropriate to do so without regard to the length of time the particular security may have been held, subject to certain tax requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). A high turnover rate involves greater expenses to the Portfolio and may increase the possibility of shareholders realizing taxable capital gains. The Portfolio engages in portfolio trading if it believes a transaction, net of costs (including custodian charges), will help in achieving its investment objective. The Portfolio may also purchase and sell foreign currency exchange contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently and may enter into various types of swaps, including credit default swaps.

6.
The table beginning on page 66 in the section entitled “The Manager and the Subadvisors” is hereby amended to disclose the annual rate at which the subadvisory fees are paid to the subadvisor for certain Portfolios.

PORTFOLIO NAME	ANNUAL RATE
MainStay VP Developing Growth Portfolio	0.400% [1]
MainStay VP Small Cap Growth Portfolio	0.450% [2]
MainStay VP Total Return Portfolio	50% of the effective gross management fee[3]

1	On assets up to $200 million; 0.375% on assets from $200 million up to $500 million; 0.3625% on assets from $500 million to $1 billion; and 0.350% on assets in excess of $1 billion.
2	On assets up to $1 billion; and 0.425% on assets in excess of $1 billion.
3
Epoch, as co-subadvisor to the MainStay VP Total Return Portfolio, is paid 50% of the gross effective management fee of the Portfolio on the portion of the Portfolio’s assets it manages.  Similarly, Mackay Shields is paid its subadvisory fee on the portion of the Portfolio’s assets that it manages.  Consequently, Epoch does not share in any management fee modification or new management fee breakpoints.  For reference, the management fee schedule for MainStay VP Total Return Portfolio is 0.57% on assets up to $1 billion and 0.55% on assets in excess of $1 billion.

7.
The section entitled “Subadvisor Proxy Voting Guidelines” beginning on page 75 of the SAI is hereby amended to delete Lord Abbett’s proxy voting policies and procedures as listed under the heading, “MainStay VP Developing Growth Portfolio,” and include Epoch’s proxy voting policies and procedures as follows:

MainStay VP Developing Growth Portfolio, MainStay VP Small Cap Growth Portfolio and MainStay VP Total Return Portfolio

The Manager has delegated proxy voting authority to the Portfolios’ Subadvisor, Epoch.  A summary of Epoch’s proxy voting policies and procedures is provided below.

Epoch’s proxy voting policy requires Epoch to vote proxies received in a manner consistent with the best interests of the Portfolio and its shareholders. Epoch's policy underscores Epoch’s concern that all proxy voting decisions be made in the best interests of the Portfolio shareholders. Epoch’s policy dictates that Epoch vote such proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by Epoch on behalf of the Portfolio is done on a case-by-case basis, taking into account all relevant factors.

To assist Epoch in researching and voting proxies, Epoch utilizes the research and implementation services of a third-party proxy service provider, Risk Metrics Group (“RMG”).  Epoch has also adopted guidelines with respect to voting certain frequently recurring proxy issues.

Where clients have delegated authority to vote proxies to Epoch, it votes them in accordance with its standard voting guidelines unless it agrees with the client to apply modified guidelines. RMG researches each proxy issue and provides a recommendation to Epoch on how to vote based on such research and its application of the research to the applicable voting guidelines.

8.
The section entitled “Portfolio Managers” beginning on page 80 of the SAI is hereby revised to (a) delete Robert J. Centrella, Denise E. Higgins, Thomas F. O’Halloran, Richard A. Rosen, Mark T. Spellman and Edmund C. Spelman as portfolio managers; (b) revise the information for Rupal Bhansali, Tony H. Elavia, Harvey Fram and Migene Kim; and (c) include information for Michael Kimble, Harish Kumar, Dan Roberts, David N. Pearl, William W. Priest, Eric Sappenfield and Michael Welhoelter as new portfolio managers.  The number of accounts and asset information presented in columns 3 through 8 is as of April 30, 2009 and does not include the organizational changes that became effective June 29, 2009.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Rupal Bhansali	MainStay VP International Equity Portfolio	2 RICs $ 451,333,364	0	7 Accounts $ 943,892,002	0	0	2 Accounts $ 299,680,050

Tony H. Elavia	MainStay VP Balanced, MainStay VP Asset Allocation, and MainStay VP Mid Cap Growth and MainStay VP Mid Cap Value Portfolios	11 RICs $ 1,591,214,545	0	2 Accounts $ 27,296,233	0	0	0

Harvey Fram	MainStay VP Common Stock, MainStay VP Mid Cap Core and MainStay VP Mid Cap Growth Portfolios	4 RICs $ 708,968,405	4 Accounts $ 354,950,802	52 Accounts $ 3,589,213,524	0	0	6 Accounts[1] $ 11,016,680,106

Migene Kim	MainStay VP Common Stock, MainStay VP Mid Cap Core and MainStay VP Mid Cap Growth Portfolios	4 RICs $ 708,968,405	4 Accounts $ 354,950,802	52 Accounts $ 3,589,213,524	0	0	6 Accounts[2] $ 1,016,680,106

Michael Kimble	MainStay VP Total Return Portfolio	3 RICs $ 292,180,706	6 Accounts $758,981,943	19 Accounts $3,047,897,650	0	2 Accounts $ 83,580,933	4 Accounts $ 411,137,518

Harish Kumar	MainStay VP Capital Appreciation Portfolio	3 RICs $ 133,808,390	0	2 Accounts $ 6,491,925	0	0	1 Account $ 1,689,921

David N. Pearl	MainStay VP Developing Growth and MainStay VP Small Cap Growth Portfolios	2 RICs $183,534,511	28 Accounts $ 1,905,517,418	82 Accounts $ 1,850,696,752	0	1 Account $ 63,542,946	4 Accounts $ 293,804,828

William W. Priest	MainStay VP Developing Growth, MainStay VP Small Cap Growth and MainStay VP Total Return Portfolios	4 RICs $ 556,707,295	44 Accounts $ 2,849,314,044	136 Accounts $ 2,264,665,640	0	2 Accounts $ 122,784,315	8 Accounts $322,973,474

Dan Roberts	MainStay VP Total Return Portfolio	3 RICs $ 292,180,706,	6 Accounts $ 758,981,943	19 Accounts $ 3,047,897,650	0	2 Accounts $83,580,933	4 Accounts $411,137,518

Eric Sappenfield	MainStay VP Developing Growth, MainStay VP Small Cap Growth and MainStay VP Total Return Portfolios	1 RIC $267,474,733	7 Accounts $717,683,206	0	0	0	0

Michael Welhoelter	MainStay VP Developing Growth, MainStay VP Small Cap Growth and MainStay VP Total Return Portfolios	4 RICs $556,707,295	44 Accounts $2,849,314,044	136 Accounts $2,264,665,640	0	2 Accounts $122,784,315	8 Accounts $322,973,474

_______________
1Please note that while there was no performance fee at the Fund level, one of the underlying clients in the Pooled vehicle had an advisory fee based on performance.
2Please note that while there was no performance fee at the Fund level, one of the underlying clients in the Pooled vehicle had an advisory fee based on performance.

9.
The section entitled “Portfolio Manager Compensation Structure” beginning on page 84 of the SAI is hereby revised to delete the information pertaining to Lord Abbett, and to include the following, provided as of April 30, 2009:

Epoch

Epoch compensates its portfolio managers with a fixed annual salary plus a discretionary bonus determined by its management committee.  The portfolio managers do not receive compensation that is based upon the Fund's performance, or the performance of any other commingled account’s, or any private account's (pre- or after-tax), or the value of the assets held by such entities. The portfolio managers do not receive any special or additional compensation from Epoch for their services as Portfolio Managers. Messrs. Priest, Pearl, Sappenfield and Welhoelter are each shareholders of Epoch Holding Corporation, a public company that is the parent company of Epoch. As shareholders of Epoch Holding Corporation, Messrs. Priest, Pearl, Sappenfield and Welhoelter are each entitled to share in any dividends or appreciation of the public company's stock.

10.
The table listing portfolio manager ownership of fund securities beginning on page 84 of the SAI is hereby amended to delete Robert J. Centrella, Denise E. Higgins, Thomas F. O’Halloran, Richard A. Rosen, Mark T. Spellman and Edmund C. Spelman, and to add the following for Michael Kimble, Harish Kumar, David N. Pearl, William W. Priest, Dan Roberts, Eric Sappenfield and Michael Welhoelter, provided as of April 30, 2009:

PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP
Michael Kimble	N/A	None
Harish Kumar	N/A	None
David N. Pearl	N/A	None
William W. Priest	N/A	None
Dan Roberts	N/A	None
Eric Sappenfield	N/A	None
Michael Welhoelter	N/A	None

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE